SHORT-TERM INVESTMENTS (Schedule of Gross Realized Gains and Losses on Available-For-Sale Investments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
SHORT TERM INVESTMENTS [Abstract]
Gross realized gains on sales	$ 304	¥ 1,971
Gross realized losses on sales	(734)	(4,757)
Gains (losses) on sale of available-for-sale investments	$ (430)	¥ (2,786)